Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Regulatory Assets [Line Items]
Total regulatory assets	$ 4,542	$ 4,384
Less: Current portion	(780)	(866)
Long-term regulatory assets	3,762	3,518
Regulatory Liabilities [Line Items]
Total regulatory liabilities	4,073	3,958
Less: Current portion	(607)	(577)
Long-term regulatory liabilities	3,466	3,381
Future cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,631	1,547
Deferred income taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,291	1,280
Employee future benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities	292	294
Rate stabilization and related accounts
Regulatory Liabilities [Line Items]
Total regulatory liabilities	291	292
Renewable energy surcharge
Regulatory Liabilities [Line Items]
Total regulatory liabilities	129	129
Alberta Electric System Operator charges deferral
Regulatory Liabilities [Line Items]
Total regulatory liabilities	115	121
Energy efficiency liability
Regulatory Liabilities [Line Items]
Total regulatory liabilities	88	78
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	236	217
Deferred income taxes
Regulatory Assets [Line Items]
Total regulatory assets	2,141	2,058
Deferred energy management costs
Regulatory Assets [Line Items]
Total regulatory assets	532	521
Rate stabilization and related accounts
Regulatory Assets [Line Items]
Total regulatory assets	492	521
Employee future benefits
Regulatory Assets [Line Items]
Total regulatory assets	257	254
Derivatives | Energy contracts subject to regulatory deferral
Regulatory Assets [Line Items]
Total regulatory assets	182	197
Regulatory Liabilities [Line Items]
Total regulatory liabilities	42	37
Deferred lease costs
Regulatory Assets [Line Items]
Total regulatory assets	139	137
Deferred restoration costs
Regulatory Assets [Line Items]
Total regulatory assets	134	115
Manufactured gas plant site remediation deferral
Regulatory Assets [Line Items]
Total regulatory assets	78	81
Generation early retirement costs
Regulatory Assets [Line Items]
Total regulatory assets	72	64
Other
Regulatory Assets [Line Items]
Total regulatory assets	$ 515	$ 436